Net income attributable to non-controlling interests - Summary of Trends in Net Income Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 31	€ 104	[1]	€ 121	[1],[2]
BMS
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	0	83		84
Other investments
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 31	€ 21		€ 37

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).